INVENTORIES. (Tables)	9 Months Ended
Sep. 30, 2019
Inventory Disclosure [Abstract]
Schedule of inventories

	September 30, 2019	December 31, 2018
Finished goods	$41,034	$35,778
Work in progress	8,207	6,855
Raw materials	7,236	7,233
Low-carbon and RIN credits	4,150	6,130
Other	1,882	1,824
Total	$62,509	$57,820